Significant partly-owned subsidiaries (Details) - EUR (€) € in Millions			12 Months Ended
	Jul. 03, 2017	Jan. 04, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of significant investments in partly owned subsidiaries [line items]
Financial liabilities			€ 9,500	€ 8,746
Acquisition of non-controlling interests				(776)	€ (752)
Summarized income statement
Net sales			22,563	23,147	23,641
Operating loss			(59)	16	(1,100)
Profit/(loss) for the year			(335)	(1,458)	(927)
Loss for the year attributable to:
Equity holders of the parent			(340)	(1,494)	(766)
Non-controlling interests			5	36	(161)
Summarized statement of financial position
Non-current assets			21,246	21,160		€ 21,164
Non-current liabilities			(10,042)	(12,062)		(12,052)
Current assets			18,266	19,841		19,769
Current liabilities			(14,104)	(12,744)		€ (12,739)
Non-controlling interests			82	80
Summarized statement of cash flows
Net cash used in operating activities			360	1,811	(1,454)
Net cash from investing activities			(315)	10	6,836
Net cash used in financing activities			(969)	(1,749)	(4,923)
Net (decrease)/ increase in cash and cash equivalents			€ (1,108)	(128)	€ 502
Nokia Shanghai Bell Co., Ltd
Disclosure of significant investments in partly owned subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.00%	50.00%
Shares more or (less) than 50% ownership (in shares)		1	1
Non-controlling interest derecognised	€ 772
Financial liabilities	737			737
Acquisition of non-controlling interests	€ 35
Expected future cash outflow for settlements			€ 693	672
Present value discount on financial liabilities			39	18
Decrease in value of financial liability			6	64
Summarized income statement
Net sales			2,518	2,276
Operating loss			54	83
Profit/(loss) for the year			25	52
Loss for the year attributable to:
Equity holders of the parent			25	15
Non-controlling interests				37
Summarized statement of financial position
Non-current assets			600	589
Non-current liabilities			(127)	(130)
Non-current net assets			473	459
Current assets			3,340	3,888
Current liabilities			(2,209)	(2,765)
Current net assets			1,131	1,123
Net assets			1,604	1,582
Summarized statement of cash flows
Net cash used in operating activities			(103)	438
Net cash from investing activities			(92)	(184)
Net cash used in financing activities			(63)	(442)
Net (decrease)/ increase in cash and cash equivalents			(258)	(188)
Cash and cash equivalents and current financial investments			€ 738	1,001
Percentage of shareholders voting rights for special resolution for distribution of profits for dividends			66.67%
Percentage of distributable after-tax profits for dividends (as a percent)			50.00%
Other Group entities
Summarized income statement
Net sales			€ 268	€ 328